Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,880,917	$ 1,677,564
Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,105	23,728
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	232,968	294,887
Member directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	15,112	13,008
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,607,732	1,345,941
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	273,185	331,623
Quoted Prices in Active Markets for Identical Assets (Level 1) | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,105	23,728
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	232,968	294,887
Quoted Prices in Active Markets for Identical Assets (Level 1) | Member directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	15,112	13,008
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Member directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Member directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,607,732	1,345,941
NAV | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV | Member directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,607,732	$ 1,345,941